Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2019
Successor [Member]
Goodwill and Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2018 and June 30, 2019 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2018	$416,494	154,046	570,540
Measurement period adjustments	3,152	1,072	4,224
Balance as of June 30, 2019	$419,646	155,118	574,764

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	June 30, 2019			December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(13,164)	$108,338	$121,500	$(7,088)	$114,412
Trademarks and trade names	25,500	(3,453)	22,047	25,500	(1,860)	23,640
Total intangible assets	$147,000	$(16,617)	$130,383	$147,000	$(8,948)	$138,052